Subsequent Events (Details) - USD ($)								3 Months Ended	12 Months Ended
	Mar. 14, 2025	Mar. 13, 2025	Mar. 12, 2025	Jan. 31, 2025	Jan. 30, 2025	Aug. 21, 2024	Mar. 11, 2024	Mar. 26, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Equity value of transaction						$ 125,000
Repayment of debt valued						$ 50,000
Common shares issued (in Shares)									59,866,852
Warrants									$ 12,893,650
Closing amount paid									$ 44,500
Gross proceeds							$ 375,000
Subsequent Events [Member]
Subsequent Events [Line Items]
Shareholders received shares (in Shares)				2.52
Forecast [Member]
Subsequent Events [Line Items]
Repayment of debt valued	$ 20,000
Ownership, percentage	100.00%
Mining site	$ 63,038
Net tax	12,038
Closing amount	$ 31,000
Closing months	6 months
Repurchased amount					$ 8,308,000
Purchase return (in Shares)			4,160
Returned products			$ 9,484,000
Purchase order (in Shares)			3,660
Purchase price			$ 11,858,000
Option to pay net amount		$ 2,374	$ 2,374,000
Forecast [Member] | 2024 ATM Program [Member]
Subsequent Events [Line Items]
Common shares issued (in Shares)								14,444,643
Gross proceeds								$ 24,386,000
Average share price (in Dollars per share)								$ 1.69
Net proceeds of commissions								$ 23,608,000
Paying commissions								$ 778,000